Loans - Loans Individually and Collectively Evaluated for Impairment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	$ 185,482	$ 223,789
Loans individually evaluated for impairment	137,339	187,135
Loans collectively evaluated for impairment	48,143	36,654
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	22,601	40,645
Loans individually evaluated for impairment	22,587	40,621
Loans collectively evaluated for impairment	14	24
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	44,278	51,978
Loans individually evaluated for impairment	44,278	51,978
Loans collectively evaluated for impairment	0	0
SEPH/Vision commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	13,939	25,761
Loans individually evaluated for impairment	13,260	24,328
Loans collectively evaluated for impairment	679	1,433
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	21,574	25,912
Loans individually evaluated for impairment	21,574	25,912
Loans collectively evaluated for impairment	0	0
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	258	66
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	258	66
Installment
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	324	30
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	324	30
Commercial
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	35,622	44,276
Loans individually evaluated for impairment	35,622	44,276
Loans collectively evaluated for impairment	0	0
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	37,685	29,958
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	37,685	29,958
HELOC
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	2,425	1,412
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	2,425	1,412
Installment
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	2,450	1,875
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	2,450	1,875
Consumer
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	4,326	1,876
Loans individually evaluated for impairment	18	20
Loans collectively evaluated for impairment	$ 4,308	$ 1,856